Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
August 31, 2026
EII-NPRT3-1026
1.805774.122
Common Stocks - 99.0%
	Shares	Value ($)
CANADA - 1.6%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Restaurant Brands International Inc (United States) (a)	921,700	71,781,996
Materials - 0.8%
Chemicals - 0.3%
Nutrien Ltd (United States)	395,400	29,864,562
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States) (a)	189,100	38,408,101
TOTAL MATERIALS		68,272,663
TOTAL CANADA		140,054,659
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	167,900	20,885,335
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Adidas AG	123,300	21,595,667
Materials - 0.0%
Construction Materials - 0.0%
Heidelberg Materials AG	22,500	4,288,605
TOTAL GERMANY		25,884,272
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	212,740	40,454,037
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	270,700	60,810,048
SWITZERLAND - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity PLC	322,600	66,213,650
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	307,600	127,752,432
UNITED KINGDOM - 3.3%
Consumer Staples - 1.5%
Personal Care Products - 1.0%
Unilever PLC ADR	1,349,110	87,489,784
Tobacco - 0.5%
British American Tobacco PLC ADR	694,300	38,582,251
TOTAL CONSUMER STAPLES		126,072,035
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC (United States)	135,000	21,887,550
GSK PLC ADR (a)	2,697,200	135,534,300
TOTAL HEALTH CARE		157,421,850
TOTAL UNITED KINGDOM		283,493,885
UNITED STATES - 90.1%
Communication Services - 6.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc	1,837,390	91,906,248
Entertainment - 1.0%
Walt Disney Co/The	822,300	88,438,365
Interactive Media & Services - 2.7%
Alphabet Inc Class A	566,800	192,343,580
Meta Platforms Inc Class A	68,400	39,148,056
		231,491,636
Media - 0.5%
Omnicom Group Inc	510,200	44,657,806
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	381,600	68,855,904
TOTAL COMMUNICATION SERVICES		525,349,959
Consumer Discretionary - 3.6%
Automobile Components - 0.4%
Lear Corp	311,900	38,984,381
Diversified Consumer Services - 0.5%
H&R Block Inc	838,600	43,313,690
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza Inc	271,800	92,971,908
Vail Resorts Inc (a)	121,000	16,566,110
		109,538,018
Specialty Retail - 1.4%
Bath & Body Works Inc	1,149,000	22,118,250
Gap Inc/The	834,600	18,619,926
Lowe's Cos Inc	368,600	75,452,420
		116,190,596
TOTAL CONSUMER DISCRETIONARY		308,026,685
Consumer Staples - 8.1%
Beverages - 3.1%
Brown-Forman Corp Class B (a)	742,400	19,725,568
Coca-Cola Co/The	452,500	40,123,175
Constellation Brands Inc Class A	312,700	40,844,874
Keurig Dr Pepper Inc	4,931,000	157,101,660
		257,795,277
Consumer Staples Distribution & Retail - 1.4%
Kroger Co/The	757,800	43,603,812
Sysco Corp	975,800	79,117,864
		122,721,676
Food Products - 1.0%
JM Smucker Co	380,700	49,932,612
Mondelez International Inc	591,300	36,701,991
		86,634,603
Household Products - 1.7%
Procter & Gamble Co/The	834,000	121,030,080
Reynolds Consumer Products Inc (a)	1,156,800	26,779,920
		147,810,000
Personal Care Products - 0.9%
Kenvue Inc	4,095,040	77,314,355
TOTAL CONSUMER STAPLES		692,275,911
Energy - 7.6%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	593,300	37,704,215
Oil, Gas & Consumable Fuels - 7.2%
Cheniere Energy Inc	259,000	75,547,710
Enterprise Products Partners LP	784,700	30,462,054
ExxonMobil Holdings Corp	1,185,300	190,774,035
Kinder Morgan Inc	2,162,200	69,709,328
Shell PLC ADR	2,215,100	202,570,895
Sunoco LP	406,900	30,940,676
Sunococorp LLC	124,800	9,696,960
		609,701,658
TOTAL ENERGY		647,405,873
Financials - 20.8%
Banks - 9.6%
Bank of America Corp	2,711,000	167,919,340
East West Bancorp Inc	189,300	24,014,597
Huntington Bancshares Inc/OH	5,608,700	93,581,160
M&T Bank Corp	508,700	119,005,278
Pinnacle Financial Partners Inc	404,900	40,477,853
PNC Financial Services Group Inc/The	296,000	70,930,480
US Bancorp (b)	2,757,750	169,822,245
Wells Fargo & Co	1,568,358	135,490,448
		821,241,401
Capital Markets - 3.3%
Carlyle Group Inc/The	1,036,700	50,165,913
Charles Schwab Corp/The	795,400	87,350,828
KKR & Co Inc Class A	440,800	48,364,576
Lazard Inc	313,500	13,552,605
Northern Trust Corp	459,800	85,320,488
		284,754,410
Financial Services - 1.4%
Fidelity National Information Services Inc	845,300	34,462,881
Visa Inc Class A	216,200	82,019,794
		116,482,675
Insurance - 6.5%
Arthur J Gallagher & Co	402,000	105,384,300
Assurant Inc (a)	212,900	60,007,994
Chubb Ltd	389,163	131,770,592
Fidelity National Financial Inc	561,900	26,100,255
First American Financial Corp	848,900	62,750,688
Travelers Companies Inc/The (b)	468,400	171,401,612
		557,415,441
TOTAL FINANCIALS		1,779,893,927
Health Care - 9.7%
Biotechnology - 1.4%
Gilead Sciences Inc	797,600	116,720,784
Health Care Equipment & Supplies - 0.6%
Becton Dickinson & Co	281,100	52,877,721
Health Care Providers & Services - 2.9%
Cigna Group/The	439,000	121,199,120
CVS Health Corp	789,600	74,151,336
Elevance Health Inc	140,600	55,191,124
		250,541,580
Life Sciences Tools & Services - 0.9%
Danaher Corp	350,100	74,767,356
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co	748,700	50,020,647
Johnson & Johnson	158,978	42,264,301
Merck & Co Inc (b)	1,036,400	153,138,464
Royalty Pharma PLC Class A	1,438,600	88,344,426
		333,767,838
TOTAL HEALTH CARE		828,675,279
Industrials - 11.6%
Aerospace & Defense - 0.7%
General Dynamics Corp	164,000	60,901,400
Air Freight & Logistics - 2.2%
FedEx Corp	122,300	40,041,020
United Parcel Service Inc Class B	1,416,000	147,589,680
		187,630,700
Building Products - 0.6%
A O Smith Corp	490,600	29,009,178
Owens Corning	190,800	26,359,020
		55,368,198
Electrical Equipment - 0.5%
Regal Rexnord Corp	266,600	42,242,770
Ground Transportation - 0.5%
Fedex Freight Holding Co Inc	61,150	8,178,201
Knight-Swift Transportation Holdings Inc	501,900	34,385,169
		42,563,370
Industrial Conglomerates - 1.0%
3M Co	475,600	81,722,348
Machinery - 2.4%
Allison Transmission Holdings Inc	676,100	84,992,531
Oshkosh Corp	160,500	24,734,655
PACCAR Inc	503,500	62,499,455
Pentair PLC	539,300	32,606,078
		204,832,719
Professional Services - 3.2%
Paycom Software Inc	523,700	125,216,670
Robert Half Inc (a)	583,600	26,460,424
SS&C Technologies Holdings Inc	1,516,400	125,815,708
		277,492,802
Trading Companies & Distributors - 0.5%
Watsco Inc	138,900	43,033,998
TOTAL INDUSTRIALS		995,788,305
Information Technology - 12.6%
Communications Equipment - 2.0%
Cisco Systems Inc	1,543,053	170,491,926
IT Services - 1.0%
Amdocs Ltd	1,331,250	83,948,625
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc	104,400	38,663,496
NVIDIA Corp	236,600	52,236,548
QUALCOMM Inc	222,600	37,948,848
		128,848,892
Software - 5.4%
Dolby Laboratories Inc Class A	434,000	26,717,040
Gen Digital Inc	2,365,200	73,321,200
Intuit Inc	155,400	55,835,220
Microsoft Corp (b)	425,900	216,054,811
Salesforce Inc	364,100	93,770,314
		465,698,585
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc	465,500	147,493,675
Seagate Technology Holdings PLC	28,100	23,277,478
Western Digital Corp	129,700	58,436,335
		229,207,488
TOTAL INFORMATION TECHNOLOGY		1,078,195,516
Materials - 3.2%
Chemicals - 0.5%
Corteva Inc	472,400	39,979,212
Containers & Packaging - 2.7%
Amcor PLC (a)	685,885	31,475,263
Ball Corp	991,600	62,441,052
Crown Holdings Inc (a)	550,600	64,084,334
Silgan Holdings Inc	805,900	33,477,086
Sonoco Products Co (a)	722,500	39,845,875
		231,323,610
TOTAL MATERIALS		271,302,822
Real Estate - 3.1%
Specialized REITs - 3.1%
American Tower Corp	662,300	116,366,110
Equinix Inc	41,700	43,648,224
Public Storage	210,400	64,590,696
Weyerhaeuser Co	1,998,100	46,695,597
TOTAL REAL ESTATE		271,300,627
Utilities - 3.7%
Electric Utilities - 3.0%
Evergy Inc	432,800	35,065,456
Exelon Corp	1,586,900	69,379,268
FirstEnergy Corp	1,079,900	49,524,214
NRG Energy Inc	364,700	40,160,764
PG&E Corp	2,095,700	27,809,939
Portland General Electric Co	654,100	31,959,326
		253,898,967
Multi-Utilities - 0.7%
Sempra	787,300	64,322,410
TOTAL UTILITIES		318,221,377
TOTAL UNITED STATES		7,716,436,281
TOTAL COMMON STOCKS (Cost $6,206,950,808)		8,481,984,599

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	67,810,384	67,823,946
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	193,072,024	193,091,332
TOTAL MONEY MARKET FUNDS (Cost $260,914,766)			260,915,278

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $6,467,865,574)	8,742,899,877
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(172,695,594)
NET ASSETS - 100.0%	8,570,204,283

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Ball Corp	Chicago Board Options Exchange	1,900	11,964,300	67.50	9/2026	(19,000)
Bank of America Corp	Chicago Board Options Exchange	5,400	33,447,600	65.00	9/2026	(91,800)
General Dynamics Corp	Chicago Board Options Exchange	300	11,140,500	390.00	9/2026	(44,250)
Gilead Sciences Inc	Chicago Board Options Exchange	1,500	21,951,000	150.00	9/2026	(253,500)
Johnson & Johnson	Chicago Board Options Exchange	400	10,634,000	270.00	9/2026	(138,000)
Merck & Co Inc	Chicago Board Options Exchange	2,000	29,552,000	140.00	9/2026	(1,830,000)
PNC Financial Services Group Inc/The	Chicago Board Options Exchange	800	19,170,400	260.00	10/2026	(180,800)

						(2,557,350)
TOTAL WRITTEN OPTIONS (Premiums Received $(2,453,975))						(2,557,350)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $43,000,435.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $37,111,744.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	114,055,785	1,046,434,709	1,092,676,350	2,893,864	9,324	478	67,823,946	67,810,384
Fidelity Securities Lending Cash Central Fund	258,715,562	1,389,980,491	1,455,603,147	350,440	(1,575)	1	193,091,332	193,072,024
	372,771,347	2,436,415,200	2,548,279,497	3,244,304	7,749	479	260,915,278

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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